UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-3534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves

Schedule of Investments as of May 31, 2005                                                                         (in Thousands)

                                               Face            Interest                        Maturity
Issue                                         Amount             Rate                            Date                    Value
U.S. Government Obligations* - 24.6%

U.S. Treasury Bills                        $  2,000             2.72 %                          6/23/2005             $     1,997
                                                698             2.997                           9/08/2005                     692
                                              1,885             3.105                          11/03/2005                   1,861
                                              2,800             3.078                          11/17/2005                   2,761
                                              2,860             3.087 - 3.101                  11/25/2005                   2,817
                                              3,430             3.08 - 3.095                   12/01/2005                   3,378

U.S. Treasury Notes                           4,980             5.75                           11/15/2005                   5,037
                                              1,100             1.875                          11/30/2005                   1,093
                                              3,350             1.875                           1/31/2006                   3,319
                                              3,000             1.625                           2/28/2006                   2,962
                                              1,192             1.50                            3/31/2006                   1,174

Total U.S. Government Obligations (Cost - $27,118)                                                                         27,091



Face
Amount       Issue

Repurchase Agreements - 75.8%
$ 5,000    ABN AMRO Inc., purchased on 5/25/2005 to yield 2.93% to 6/01/2005, repurchase price of $5,003,
           collateralized by U.S. Treasury Bill, due 7/28/2005                                                              5,000
  5,000    Bank of America Securities LLC, purchased on 5/25/2005 to yield 2.98% to 6/01/2005, repurchase
           price of $5,003, collateralized by GNMA, 5% due 5/15/2033                                                        5,000
  5,400    Barclays Capital Inc., purchased on 5/31/2005 to yield 2.96% to 6/01/2005, repurchase price of
           $5,400, collateralized by U.S. Treasury Inflation Index Bonds, 3.375% due 1/15/2012                              5,400
  5,400    Citigroup Global Markets Inc., purchased on 5/31/2005 to yield 3% to 6/07/2005, repurchase price of
           $5,403, collateralized by FNMA, 4.50% to 6.50% due 3/01/2009 to 2/01/2035 and GNMA, 4.50% to
           6.50% due 10/15/2028 to 3/18/2035                                                                                5,400
  5,400    Countrywide Securities Corp., purchased on 5/31/2005 to yield 3% to 6/07/2005, repurchase price of
           $5,403, collateralized by GNMA, 5.50% due 11/15/2033                                                             5,400
  5,400    Credit Suisse First Boston Corp., purchased on 5/31/2005 to yield 3% to 6/07/2005, repurchase price of
           $5,403, collateralized by GNMA, 5.50% due 9/15/2033                                                              5,400
  5,400    Deutsche Bank Securities Inc., purchased on 5/31/2005 to yield 3% to 6/07/2005, repurchase price of
           $5,403, collateralized by GNMA, 4.50% to 12.50% due 3/25/2007 to 4/15/2035                                       5,400
  5,000    Goldman Sachs & Company, purchased on 5/06/2005 to yield 2.96% to 6/03/2005, repurchase price of
           $5,012, collateralized by U.S. Treasury STRIPS++, due 2/15/2006                                                  5,000
  5,000    Greenwich Capital Markets, Inc., purchased on 5/25/2005 to yield 2.98% to 6/01/2005, repurchase price of
           $5,003, collateralized by GNMA, 3.50% to 8% due 9/15/2007 to 3/15/2045                                           5,000
  5,400    HSBC Securities (USA) Inc., purchased on 5/31/2005 to yield 2.96% to 6/01/2005, repurchase price of
           $5,400, collateralized by U.S. Treasury STRIPS++, due 5/15/2015 to 2/15/2031                                     5,400
  5,000    J.P. Morgan Securities Inc., purchased on 5/25/2005 to yield 2.96% to 6/01/2005, repurchase price of
           $5,003, collateralized by GNMA, 5.50% to 6% due 5/15/2035                                                        5,000
  5,500    Lehman Brothers Inc., purchased on 5/26/2005 to yield 2.93% to 6/02/2005, repurchase price of
           $5,503, collateralized by GNMA, 5.50% to 6% due 11/15/2034 to 4/15/2035                                          5,500
  5,500    Merrill Lynch Government Securities Inc.**, purchased on 5/26/2005 to yield 2.97% to 6/02/2005,
           repurchase price of $5,503, collateralized by GNMA, 4.50% to 17% due 11/15/2005 to 10/15/2036                    5,500
  5,000    Mizuho Securities USA Inc., purchased on 5/25/2005 to yield 2.93% to 6/01/2005, repurchase price of
           $5,003, collateralized by U.S. Treasury Bonds, 8.75% due 5/15/2020 to 8/15/2020 and U.S. Treasury
           Notes, 1.50% to 3.625% due 7/31/2005 to 11/15/2007                                                               5,000
  4,725    Morgan Stanley & Co., Inc., purchased on 5/31/2005 to yield 2.91% to 6/01/2005, repurchase price of
           $4,725, collateralized by U.S. Treasury STRIPS++, due 8/15/2027 to 2/15/2031                                     4,725
  5,500    UBS Securities LLC, purchased on 5/26/2005 to yield 2.97% to 6/02/2005, repurchase price of $5,503,
           collateralized by GNMA, 5.50% to 6% due 2/15/2033 to 5/20/2035                                                   5,500

Total Repurchase Agreements (Cost - $83,625)                                                                               83,625

Total Investments (Cost - $110,743+) - 100.4%                                                                             110,716
Liabilities in Excess of Other Assets - (0.4%)                                                                              (414)
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $   110,302
                                                                                                                      ===========

 * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** Investments in companies considered to be an affiliate of the Fund (such companies are defined as
   "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                        (in Thousands)

                                           Net             Interest
   Affiliate                            Activity           Income

   Merrill Lynch Government
     Securities, Inc.                 $   (1,500)          $  13

 + The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:


                                                        (in Thousands)

    Aggregate cost                                    $         110,743
                                                      =================
    Gross unrealized appreciation                     $               5
    Gross unrealized depreciation                                  (32)
                                                      -----------------
    Net unrealized depreciation                       $            (27)
                                                      =================

++ Separately Traded Registered Interest and Principal of Securities.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 15, 2005